STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 17, 2026	Mar. 06, 2023	Mar. 06, 2022	May 08, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 25, 2025	Jan. 26, 2015	Dec. 31, 2014	Dec. 13, 2010
Class of Stock [Line Items]
Preferred stock, shares authorized					20,000,000			20,000,000		20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued					2,000,000			2,000,000		2,000,000	2,000,000
Preferred stock, shares outstanding					2,000,000			2,000,000		2,000,000	2,000,000
Common stock, shares authorized					3,000,000,000			3,000,000,000		3,000,000,000	3,000,000,000	3,000,000,000	2,000,000,000	550,000,000	300,000,000
Common stock, par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued					1,997,483,341			1,997,483,341		1,884,930,584	1,884,930,584
Common stock, shares outstanding					1,997,483,341			1,997,483,341		1,884,930,584	1,884,930,584
Capital Units, Authorized												3,020,000,000	2,020,000,000
Value of shares issued for prepaid consulting services						$ 117,500
Share-based compensation					$ 29,375		$ 0	$ 33,882
Transcontinental Partners L L C [Member]
Class of Stock [Line Items]
Restricted shares	25,000,000
Third Party Consultants [Member]
Class of Stock [Line Items]
Number of shares issued for prepaid consulting services	25,000,000
Value of shares issued for prepaid consulting services	$ 117,500
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for prepaid consulting services						25,000,000				0	0
Value of shares issued for prepaid consulting services						$ 2,500
Shares issued upon debt conversion				87,552,757
Creative Motion Technology, LLC [Member]
Class of Stock [Line Items]
Ownership percentage			100.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			2,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding										2,000,000	2,000,000
Preferred stock voting rights		The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.					The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.		The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Preferred stock voting rights			The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					3,000,000,000			3,000,000,000		3,000,000,000	3,000,000,000
Common stock, par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued					1,997,483,341			1,997,483,341		1,884,930,584	1,884,930,584
Common stock, shares outstanding					1,997,483,341			1,997,483,341		1,884,930,584	1,884,930,584